Income Taxes - Summary of Income Tax Revenue Expense (Detail) - MXN ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Major components of tax expense (income) [abstract]
Current income taxes	$ (3,458)	$ (3,456)	$ 6,121
Deferred income taxes	2,938	331	(8,489)
Income tax expense	$ (520)	$ (3,125)	$ (2,368)